Earnings Per Share - Computation of Earnings Per Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Net income attributable to Magna International Inc.	$ 1,882	$ 1,561	$ 1,433
Weighted average number of Common Shares outstanding during the year	213.6	227.9	232.4
Basic earnings per Common Share	$ 8.81	$ 6.85	$ 6.17
Stock options and restricted stock	3.0	2.9	2.8
Diluted	216.6	230.8	235.2
Diluted earnings per Common Share	$ 8.69	$ 6.76	$ 6.09